Exhibit 99.2

3097 Satellite Blvd., Bldg. 700, Ste. 400, Duluth, GA 30096

770.497.9100

13 September 2018

Progress Residential Master Trust
40 West 57th Street, 15th Floor
New York, NY 10019

RE: Progress Residential Depositor, LLC (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Progress Residential Master Trust (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 9 of 564 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By: _/s/ Jim Duggan____________________________
Name: Jim Duggan
Title: Counsel

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Schedule I

Client Code	Address	HOA Status
153798	2898 Lakewater Way	APPARENT HOA PROPERTY
154525	128 Basil Ct	APPARENT HOA PROPERTY
154924	1632 Wickham Dr	APPARENT HOA PROPERTY
155317	7538 Bancaster Dr	APPARENT HOA PROPERTY
155412	4013 Aldenham Dr	APPARENT HOA PROPERTY
155418	4907 Bridgemont Ln	APPARENT HOA PROPERTY
74488	3133 Alhambra Cir	APPARENT HOA PROPERTY
88004	5039 Mickleton Way	APPARENT HOA PROPERTY
90001054	8043 Everwood Dr	APPARENT HOA PROPERTY
149489	8562 Shingle Oaks Dr	APPARENT NON-HOA PROPERTY
153159	117 Cortes Ave	APPARENT NON-HOA PROPERTY
59972	217 Shelton Cir	APPARENT NON-HOA PROPERTY
36878	4029 Stockman St	APPARENT NON-HOA PROPERTY
100148	9361 Red Rose Ave	APPARENT NON-HOA PROPERTY
100150	4630 Spruce Oak Dr	APPARENT NON-HOA PROPERTY
100190	7260 Golden Star Ave	APPARENT NON-HOA PROPERTY
100196	6285 Hill Haven Ave	APPARENT NON-HOA PROPERTY
100386	4721 Globe Ter	APPARENT NON-HOA PROPERTY
100603	1324 Burleson St	APPARENT NON-HOA PROPERTY
100767	3717 Orangecrest St	APPARENT NON-HOA PROPERTY
100775	6947 Naples Dr	APPARENT NON-HOA PROPERTY
101214	1021 Milano Cv	APPARENT NON-HOA PROPERTY
101666	4612 Startrain Dr	APPARENT NON-HOA PROPERTY
101807	5931 Laurenfield Dr	APPARENT NON-HOA PROPERTY
101810	4412 W La Madre Way	APPARENT NON-HOA PROPERTY
101834	7312 Calvado St	APPARENT NON-HOA PROPERTY
101911	5505 Carnation Meadow St	APPARENT NON-HOA PROPERTY
101932	7395 Bridle Cv	APPARENT NON-HOA PROPERTY
102008	9880 Averbury Dr	APPARENT NON-HOA PROPERTY
102022	1459 McAllen Cv	APPARENT NON-HOA PROPERTY
102694	1011 Stable Run Dr	APPARENT NON-HOA PROPERTY
102711	30 Lakewood Cv	APPARENT NON-HOA PROPERTY
103077	4499 Shadow Ridge Dr	APPARENT NON-HOA PROPERTY
103128	4009 Madrone Dr	APPARENT NON-HOA PROPERTY
103151	8021 Mount Royal Ct	APPARENT NON-HOA PROPERTY
103152	135 Garden View Dr	APPARENT NON-HOA PROPERTY
103424	3181 Scott Hill Cir	APPARENT NON-HOA PROPERTY
103546	1142 Red Fern Cir W	APPARENT NON-HOA PROPERTY
104424	5901 Tippin Dr	APPARENT NON-HOA PROPERTY

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104692	5525 Whisper Glen Dr	APPARENT NON-HOA PROPERTY
105584	1220 Pine Ridge Rd	APPARENT NON-HOA PROPERTY
105590	115 Forestbrook Dr	APPARENT NON-HOA PROPERTY
125702	171 Chaney Dr	APPARENT NON-HOA PROPERTY
128896	104 Norton Ave	APPARENT NON-HOA PROPERTY
128901	74 Norton Ave	APPARENT NON-HOA PROPERTY
128910	50 Norton Ave	APPARENT NON-HOA PROPERTY
129415	12738 W Soledad St	APPARENT NON-HOA PROPERTY
130841	7408 Sand Pebble Ln	APPARENT NON-HOA PROPERTY
131247	2909 Paint Brush Pl	APPARENT NON-HOA PROPERTY
133622	50 Birch Springs Dr	APPARENT NON-HOA PROPERTY
134002	1908 Chavez Ct	APPARENT NON-HOA PROPERTY
13406	4423 Elk Point Cir	APPARENT NON-HOA PROPERTY
13509	5300 Your Ave	APPARENT NON-HOA PROPERTY
13523	537 Feliz Contado Ct	APPARENT NON-HOA PROPERTY
135410	10224 Brimhill Cv	APPARENT NON-HOA PROPERTY
13542	5571 Slice Dr	APPARENT NON-HOA PROPERTY
137856	141 Ponce de Leon St	APPARENT NON-HOA PROPERTY
139533	10279 Green Moss Dr S	APPARENT NON-HOA PROPERTY
139743	1401 Fall Parkway	APPARENT NON-HOA PROPERTY
14038	9525 Washita Ct	APPARENT NON-HOA PROPERTY
141436	2802 Coral Dr	APPARENT NON-HOA PROPERTY
142851	2675 Meis Ln	APPARENT NON-HOA PROPERTY
143125	4261 Louden Dr	APPARENT NON-HOA PROPERTY
144327	88 Norton Ave	APPARENT NON-HOA PROPERTY
144854	7543 Mengi Cir	APPARENT NON-HOA PROPERTY
144869	8416 Inverness Dr	APPARENT NON-HOA PROPERTY
147122	105 Hemingway Ct	APPARENT NON-HOA PROPERTY
147339	9628 Daly Dr	APPARENT NON-HOA PROPERTY
147722	1006 Tom Hailey Blvd	APPARENT NON-HOA PROPERTY
147838	1614 Central Trails Dr	APPARENT NON-HOA PROPERTY
147880	7589 Davis Pkwy	APPARENT NON-HOA PROPERTY
148131	13934 Aster Ave	APPARENT NON-HOA PROPERTY
148388	10728 NW 19th Pl	APPARENT NON-HOA PROPERTY
148801	1522 Dodd Trl	APPARENT NON-HOA PROPERTY
148816	36 Faircloth Ct	APPARENT NON-HOA PROPERTY
148946	3322 Hopewell Ct	APPARENT NON-HOA PROPERTY
149167	2973 Deep Cove Dr NW	APPARENT NON-HOA PROPERTY
149267	3310 Hamberton Cir	APPARENT NON-HOA PROPERTY
149454	10003 Langford Ct	APPARENT NON-HOA PROPERTY
149542	1708 Cherry Creek Dr	APPARENT NON-HOA PROPERTY

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149753	9901 Brimfield Dr	APPARENT NON-HOA PROPERTY
150054	10792 Wyckford Dr	APPARENT NON-HOA PROPERTY
150271	4852 Nina Marie Ave	APPARENT NON-HOA PROPERTY
150355	3235 Bilbrey Dr	APPARENT NON-HOA PROPERTY
150533	1320 Dodd Trl	APPARENT NON-HOA PROPERTY
150580	2303 Centertree Dr	APPARENT NON-HOA PROPERTY
150656	201 Jewell Ave	APPARENT NON-HOA PROPERTY
150755	7161 McCleskey Cv	APPARENT NON-HOA PROPERTY
150935	3428 Hamberton Cir	APPARENT NON-HOA PROPERTY
151247	426 Foundry Cir	APPARENT NON-HOA PROPERTY
151415	8386 Fire Fly Ln	APPARENT NON-HOA PROPERTY
151464	1448 Jeter Way	APPARENT NON-HOA PROPERTY
151533	11334 Astoria Dr	APPARENT NON-HOA PROPERTY
151706	110 Belle Chasse	APPARENT NON-HOA PROPERTY
151714	3326 Hopewell Ct	APPARENT NON-HOA PROPERTY
151737	612 Mable Dr	APPARENT NON-HOA PROPERTY
151740	5191 Memorial Ln	APPARENT NON-HOA PROPERTY
151758	139 Alcazar St	APPARENT NON-HOA PROPERTY
151796	1005 Bolton Dr	APPARENT NON-HOA PROPERTY
151813	6784 Dunsany Ln	APPARENT NON-HOA PROPERTY
151819	7860 Ridgedale Dr	APPARENT NON-HOA PROPERTY
151854	1348 Pinetta Cir	APPARENT NON-HOA PROPERTY
151880	1721 Englehart St	APPARENT NON-HOA PROPERTY
151935	9583 Chi Chi Ln	APPARENT NON-HOA PROPERTY
151946	20693 Alpine Dr	APPARENT NON-HOA PROPERTY
151950	1829 Maradona Dr	APPARENT NON-HOA PROPERTY
151961	12778 Serenade Cir N	APPARENT NON-HOA PROPERTY
152031	11543 Turnstone Dr	APPARENT NON-HOA PROPERTY
152094	7748 Collins Ridge Blvd	APPARENT NON-HOA PROPERTY
152139	30528 Tremont Dr	APPARENT NON-HOA PROPERTY
152209	10659 Berghley Ct N	APPARENT NON-HOA PROPERTY
152228	8732 Gum Tree Ave	APPARENT NON-HOA PROPERTY
152231	1496 Clover Ave	APPARENT NON-HOA PROPERTY
152253	13555 Exotica Ln	APPARENT NON-HOA PROPERTY
152374	109 N Lintel Dr	APPARENT NON-HOA PROPERTY
152437	333 Plumwood Cir	APPARENT NON-HOA PROPERTY
152481	735 Daffodil Dr	APPARENT NON-HOA PROPERTY
152483	2966 Deep Cove Dr NW	APPARENT NON-HOA PROPERTY
152524	142 Southridge Ln	APPARENT NON-HOA PROPERTY
152551	307 Acorn Ct	APPARENT NON-HOA PROPERTY
152798	8037 Green Valley Cv	APPARENT NON-HOA PROPERTY

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152856	4865 Nina Marie Ave	APPARENT NON-HOA PROPERTY
152860	2535 Arborwood Dr	APPARENT NON-HOA PROPERTY
152869	170 Bill Stewart Blvd	APPARENT NON-HOA PROPERTY
152921	7956 Ridgedale Dr	APPARENT NON-HOA PROPERTY
152936	1794 Alder Dr	APPARENT NON-HOA PROPERTY
153005	109 Almeria St	APPARENT NON-HOA PROPERTY
153036	760 Flamingo Dr	APPARENT NON-HOA PROPERTY
153042	4704 Ashton Ct	APPARENT NON-HOA PROPERTY
153141	1518 Antebellum Dr	APPARENT NON-HOA PROPERTY
153224	1345 Nicole Ln	APPARENT NON-HOA PROPERTY
153264	7394 Tassel Ct	APPARENT NON-HOA PROPERTY
153276	11925 Misty Pine Ct	APPARENT NON-HOA PROPERTY
153298	15142 SW 171st St	APPARENT NON-HOA PROPERTY
153396	9282 Foggy Meadow Rd	APPARENT NON-HOA PROPERTY
153563	113 Viscaya Ave	APPARENT NON-HOA PROPERTY
153629	7621 Texas Trl	APPARENT NON-HOA PROPERTY
153654	1146 Sir Doyle Cv	APPARENT NON-HOA PROPERTY
153702	5766 Pine Knoll Blvd	APPARENT NON-HOA PROPERTY
153876	5090 Tabitha St	APPARENT NON-HOA PROPERTY
153941	276 Ponce de Leon St	APPARENT NON-HOA PROPERTY
153948	2502 SW 138th Ave	APPARENT NON-HOA PROPERTY
153977	1015 Mallow Way	APPARENT NON-HOA PROPERTY
153998	11637 Kempsford Dr	APPARENT NON-HOA PROPERTY
154009	2800 Overton Dr	APPARENT NON-HOA PROPERTY
154315	22853 Fern Ct	APPARENT NON-HOA PROPERTY
154326	1722 Jimmy Cv	APPARENT NON-HOA PROPERTY
154398	7650 Collins Ridge Blvd	APPARENT NON-HOA PROPERTY
154444	7130 Arbor View Ln	APPARENT NON-HOA PROPERTY
154447	1636 Antebellum Dr	APPARENT NON-HOA PROPERTY
154480	4829 Nina Marie Ave	APPARENT NON-HOA PROPERTY
154496	36 Crescent St	APPARENT NON-HOA PROPERTY
154536	8419 Country Charm Dr	APPARENT NON-HOA PROPERTY
154548	106 Holly Point Pl	APPARENT NON-HOA PROPERTY
154609	2506 55th Ave E	APPARENT NON-HOA PROPERTY
154656	3355 Hamberton Cir	APPARENT NON-HOA PROPERTY
154765	739 Fortuna Dr	APPARENT NON-HOA PROPERTY
154816	3102 Debbie Ct	APPARENT NON-HOA PROPERTY
154821	9338 Sarsen Dr	APPARENT NON-HOA PROPERTY
154860	3208 Vandalay Cv	APPARENT NON-HOA PROPERTY
154896	4283 Kiser Woods Dr SW	APPARENT NON-HOA PROPERTY
154937	3428 Hardwood Dr	APPARENT NON-HOA PROPERTY

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155043	10733 Emerald Park Ln	APPARENT NON-HOA PROPERTY
155136	2055 Bohemia Cv	APPARENT NON-HOA PROPERTY
155150	1183 Belmore Ter	APPARENT NON-HOA PROPERTY
155218	1125 Geneil Ln	APPARENT NON-HOA PROPERTY
155315	593 Radnor Ln	APPARENT NON-HOA PROPERTY
155331	5201 Drury Ct	APPARENT NON-HOA PROPERTY
155366	417 Rose Petal Run	APPARENT NON-HOA PROPERTY
155378	517 Federal Ct	APPARENT NON-HOA PROPERTY
155404	65 Applewood Cir	APPARENT NON-HOA PROPERTY
155413	6441 Freshwater Ln	APPARENT NON-HOA PROPERTY
155414	807 Parkside Dr	APPARENT NON-HOA PROPERTY
155469	327 Titans Cir	APPARENT NON-HOA PROPERTY
155576	2816 Painted Pony Dr	APPARENT NON-HOA PROPERTY
155625	84 Fallshire Dr	APPARENT NON-HOA PROPERTY
155703	3026 Penny Ln	APPARENT NON-HOA PROPERTY
155786	2225 Hidden Meadows Dr E	APPARENT NON-HOA PROPERTY
155794	3407 Cornerstone Dr	APPARENT NON-HOA PROPERTY
155814	1907 Stoney Meadow Dr	APPARENT NON-HOA PROPERTY
155829	13648 Jonquil Pl	APPARENT NON-HOA PROPERTY
155843	1316 Gulf Rd	APPARENT NON-HOA PROPERTY
156006	2719 Nattie Ct	APPARENT NON-HOA PROPERTY
156030	14504 SW 174th Ter	APPARENT NON-HOA PROPERTY
156035	308 Whitney Dr	APPARENT NON-HOA PROPERTY
156071	3416 Saint Vincent Rd	APPARENT NON-HOA PROPERTY
156081	706 Orchis Way	APPARENT NON-HOA PROPERTY
156113	1227 Matterhorn Run	APPARENT NON-HOA PROPERTY
156171	1126 Annie Oakley Dr	APPARENT NON-HOA PROPERTY
156193	2829 Waywood Dr	APPARENT NON-HOA PROPERTY
156215	16028 Farmall Dr	APPARENT NON-HOA PROPERTY
156316	4604 Quarry Cir	APPARENT NON-HOA PROPERTY
156340	13769 Exotica Ln	APPARENT NON-HOA PROPERTY
156359	4277 Lancaster Dr	APPARENT NON-HOA PROPERTY
156377	3326 Hamberton Cir	APPARENT NON-HOA PROPERTY
156396	7884 Ridgedale Dr	APPARENT NON-HOA PROPERTY
156397	7957 Gardendale Dr	APPARENT NON-HOA PROPERTY
156533	2894 Watercrest Dr NW	APPARENT NON-HOA PROPERTY
156578	274 Ponce de Leon St	APPARENT NON-HOA PROPERTY
156579	13522 Exotica Ln	APPARENT NON-HOA PROPERTY
156641	329 Sarna Dr	APPARENT NON-HOA PROPERTY
156647	563 Heartland Ln	APPARENT NON-HOA PROPERTY
156692	277 Ponce de Leon St	APPARENT NON-HOA PROPERTY

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156756	3419 Hamberton Cir	APPARENT NON-HOA PROPERTY
156766	956 Sandywood Dr	APPARENT NON-HOA PROPERTY
156836	373 Davids Way	APPARENT NON-HOA PROPERTY
156846	445 Clearwater Dr NW	APPARENT NON-HOA PROPERTY
156865	1104 Summerwood Cir	APPARENT NON-HOA PROPERTY
156879	46 Roxbury Ln	APPARENT NON-HOA PROPERTY
156910	1708 Tarah Trace Dr	APPARENT NON-HOA PROPERTY
156924	116 Toledo St	APPARENT NON-HOA PROPERTY
156967	104 Euston Ct	APPARENT NON-HOA PROPERTY
157004	1653 Primrose Ln	APPARENT NON-HOA PROPERTY
157075	1527 Dodd Trl	APPARENT NON-HOA PROPERTY
157087	5773 Whistlewood Cir	APPARENT NON-HOA PROPERTY
157245	404 Hump Cir	APPARENT NON-HOA PROPERTY
157337	307 Timber Creek Dr	APPARENT NON-HOA PROPERTY
157345	922 Tom Hailey Blvd	APPARENT NON-HOA PROPERTY
157365	4007 Fontana Pl	APPARENT NON-HOA PROPERTY
157378	903 Thomastown Dr	APPARENT NON-HOA PROPERTY
157379	4825 Nina Marie Ave	APPARENT NON-HOA PROPERTY
157436	1990 Gateland Dr	APPARENT NON-HOA PROPERTY
157446	122 Waterway Rd	APPARENT NON-HOA PROPERTY
157482	13977 Geranium Pl	APPARENT NON-HOA PROPERTY
157514	805 Forest Ridge Dr	APPARENT NON-HOA PROPERTY
157535	13611 Columbine Ave	APPARENT NON-HOA PROPERTY
157549	2462 Oak Mill Dr	APPARENT NON-HOA PROPERTY
157667	13698 Staimford Dr	APPARENT NON-HOA PROPERTY
157675	703 Tot Dr	APPARENT NON-HOA PROPERTY
157691	1319 Sycamore Dr	APPARENT NON-HOA PROPERTY
157693	1640 Antebellum Dr	APPARENT NON-HOA PROPERTY
157700	1991 Bentwood Dr	APPARENT NON-HOA PROPERTY
157717	126 Waterway Rd	APPARENT NON-HOA PROPERTY
157748	176 St Ann Cir	APPARENT NON-HOA PROPERTY
157762	4924 Ellen Way	APPARENT NON-HOA PROPERTY
157772	537 County Farm Rd	APPARENT NON-HOA PROPERTY
157773	1407 Micheles Way	APPARENT NON-HOA PROPERTY
157811	3044 Bromley Way	APPARENT NON-HOA PROPERTY
157861	1550 Oak Hill Trl	APPARENT NON-HOA PROPERTY
157875	1632 Antebellum Dr	APPARENT NON-HOA PROPERTY
157908	2016 Isis Ct	APPARENT NON-HOA PROPERTY
157914	43 Roxbury Ln	APPARENT NON-HOA PROPERTY
157922	15305 SW 178th Ter	APPARENT NON-HOA PROPERTY
157970	1201 Precept Dr	APPARENT NON-HOA PROPERTY

Page | 11

157976	3330 Diamond Ct	APPARENT NON-HOA PROPERTY
157987	3000 Woodchase Ct	APPARENT NON-HOA PROPERTY
158019	102 Sugar Maple Ct	APPARENT NON-HOA PROPERTY
158035	4243 Lanai Dr	APPARENT NON-HOA PROPERTY
158056	2813 Louise Russell Dr	APPARENT NON-HOA PROPERTY
158100	8642 Wellington Loop	APPARENT NON-HOA PROPERTY
158111	1302 Wyndcliff Dr	APPARENT NON-HOA PROPERTY
158147	104 Carolina Ct	APPARENT NON-HOA PROPERTY
158156	13113 San Antonio Woods Ln	APPARENT NON-HOA PROPERTY
158162	7018 Bridgewater Dr	APPARENT NON-HOA PROPERTY
158219	622 Big Hurricane Dr	APPARENT NON-HOA PROPERTY
158226	625 Big Hurricane Dr	APPARENT NON-HOA PROPERTY
158227	624 Big Hurricane Dr	APPARENT NON-HOA PROPERTY
158228	1201 Waveland Ct	APPARENT NON-HOA PROPERTY
158469	1433 Dean B St	APPARENT NON-HOA PROPERTY
158485	3306 Hamberton Cir	APPARENT NON-HOA PROPERTY
158504	139 Cedar Forest Dr	APPARENT NON-HOA PROPERTY
158547	8000 Mohigan Cir	APPARENT NON-HOA PROPERTY
158609	6029 Eden Ln	APPARENT NON-HOA PROPERTY
158684	14254 SW 145th Pl	APPARENT NON-HOA PROPERTY
158748	113 Lake Forest Dr	APPARENT NON-HOA PROPERTY
158791	204 Martin Cir	APPARENT NON-HOA PROPERTY
158815	143 Granada St	APPARENT NON-HOA PROPERTY
158825	1330 Primrose Ln	APPARENT NON-HOA PROPERTY
158908	5036 Countryside Dr	APPARENT NON-HOA PROPERTY
158922	14568 SW 143rd Ter	APPARENT NON-HOA PROPERTY
158935	6205 37th Ave W	APPARENT NON-HOA PROPERTY
158943	1234 Pinetta Cir	APPARENT NON-HOA PROPERTY
158998	13957 Exotica Ln	APPARENT NON-HOA PROPERTY
159030	17881 SW 143rd Ct	APPARENT NON-HOA PROPERTY
159054	8437 Royal Hart Dr	APPARENT NON-HOA PROPERTY
159120	318 Gatewood Dr	APPARENT NON-HOA PROPERTY
159143	342 Prescott Ct	APPARENT NON-HOA PROPERTY
159153	890 16th St	APPARENT NON-HOA PROPERTY
159196	1230 Eastwoods Dr	APPARENT NON-HOA PROPERTY
159199	4833 Nina Marie Ave	APPARENT NON-HOA PROPERTY
159289	216 Cordoba Cir	APPARENT NON-HOA PROPERTY
159314	3312 Goddard Ct	APPARENT NON-HOA PROPERTY
159345	942 Tom Hailey Blvd	APPARENT NON-HOA PROPERTY
159372	202 Zenith Ct	APPARENT NON-HOA PROPERTY
159373	3934 Henricks Hill Dr	APPARENT NON-HOA PROPERTY

Page | 12

159416	8217 Mule Deer Run	APPARENT NON-HOA PROPERTY
159444	548 Oak Creek Dr	APPARENT NON-HOA PROPERTY
159478	2931 Moorcroft Ct	APPARENT NON-HOA PROPERTY
159498	6940 Mauna Loa Blvd	APPARENT NON-HOA PROPERTY
159519	5085 Cornelius Dr	APPARENT NON-HOA PROPERTY
159994	1533 Passage Dr	APPARENT NON-HOA PROPERTY
160422	232 Prescott Ct	APPARENT NON-HOA PROPERTY
160467	621 Mable Dr	APPARENT NON-HOA PROPERTY
160488	121 Lookout Dr	APPARENT NON-HOA PROPERTY
160524	2305 Briar Bend Dr	APPARENT NON-HOA PROPERTY
160571	8205 Natchez St	APPARENT NON-HOA PROPERTY
160613	128 Mary Joe Martin Dr	APPARENT NON-HOA PROPERTY
160684	1202 Elisha Ct	APPARENT NON-HOA PROPERTY
160977	3202 Barksdale Cir	APPARENT NON-HOA PROPERTY
161412	7220 Bromley Dr	APPARENT NON-HOA PROPERTY
34216	29704 Bright Ray Pl	APPARENT NON-HOA PROPERTY
36787	119 S Cottonwood St	APPARENT NON-HOA PROPERTY
36795	6856 W Cinnabar Ave	APPARENT NON-HOA PROPERTY
36992	11537 W Flores Dr	APPARENT NON-HOA PROPERTY
48422	6651 Mammoth Cave Ln	APPARENT NON-HOA PROPERTY
48956	533 Ancient Mayan Dr	APPARENT NON-HOA PROPERTY
49257	7976 W Rancho Dr	APPARENT NON-HOA PROPERTY
49409	1150 N Saint Elena St	APPARENT NON-HOA PROPERTY
4983	11323 W Alice Ave	APPARENT NON-HOA PROPERTY
53050	10115 W Avenida Cordoniz	APPARENT NON-HOA PROPERTY
53117	8855 Chapman Pt	APPARENT NON-HOA PROPERTY
53370	743 W Sherri Dr	APPARENT NON-HOA PROPERTY
53780	6525 Burlwood Way	APPARENT NON-HOA PROPERTY
53826	8632 N 84th Dr	APPARENT NON-HOA PROPERTY
53834	10906 W Turney Ave	APPARENT NON-HOA PROPERTY
53897	207 W Wickieup Ln	APPARENT NON-HOA PROPERTY
53906	707 Heritage Point Dr	APPARENT NON-HOA PROPERTY
54145	4720 W Piute Ave	APPARENT NON-HOA PROPERTY
54229	5604 Emperor Way	APPARENT NON-HOA PROPERTY
54452	1136 Larkspur Dr	APPARENT NON-HOA PROPERTY
54467	3476 Lumpkin Ct	APPARENT NON-HOA PROPERTY
54791	2231 N 89th Ave	APPARENT NON-HOA PROPERTY
54869	6537 Strawberry Cream Ct	APPARENT NON-HOA PROPERTY
55071	8313 Del Rey Ave	APPARENT NON-HOA PROPERTY
55393	3355 Diego Bay Cir	APPARENT NON-HOA PROPERTY
55636	8954 Derrickson Dr	APPARENT NON-HOA PROPERTY

Page | 13

55749	233 Fairwood Dr	APPARENT NON-HOA PROPERTY
559	6563 Aztec Rose Way	APPARENT NON-HOA PROPERTY
55993	18030 N 89th Dr	APPARENT NON-HOA PROPERTY
55996	23837 N 41st Ave	APPARENT NON-HOA PROPERTY
56131	707 W Mesquite St	APPARENT NON-HOA PROPERTY
56444	5549 W Michigan Ave	APPARENT NON-HOA PROPERTY
56585	10726 SW 243rd Ln	APPARENT NON-HOA PROPERTY
56604	6232 W Laredo St	APPARENT NON-HOA PROPERTY
56725	268 Sundial St	APPARENT NON-HOA PROPERTY
56830	7402 W Columbine Dr	APPARENT NON-HOA PROPERTY
56898	7708 Musical Ln	APPARENT NON-HOA PROPERTY
57001	4144 W Misty Willow Ln	APPARENT NON-HOA PROPERTY
57418	4507 Ferrell St	APPARENT NON-HOA PROPERTY
59321	8121 Cimarron Ridge Dr	APPARENT NON-HOA PROPERTY
59633	544 W Laredo Ave	APPARENT NON-HOA PROPERTY
59700	13266 SW 276th Ln	APPARENT NON-HOA PROPERTY
59717	512 N Los Feliz Dr	APPARENT NON-HOA PROPERTY
59948	562 W Highland St	APPARENT NON-HOA PROPERTY
59950	5123 W Oraibi Dr	APPARENT NON-HOA PROPERTY
60008	104 Village Pkwy	APPARENT NON-HOA PROPERTY
60130	6111 Grape Blossom Ave	APPARENT NON-HOA PROPERTY
60224	304 Coconut Grove Ct	APPARENT NON-HOA PROPERTY
60298	6109 Blossom Knoll Ave	APPARENT NON-HOA PROPERTY
60471	3790 Sesame St	APPARENT NON-HOA PROPERTY
60627	5607 W Michigan Ave	APPARENT NON-HOA PROPERTY
60629	20234 N 10th Ave	APPARENT NON-HOA PROPERTY
60671	13839 N 19th Way	APPARENT NON-HOA PROPERTY
60891	3711 Eaglewood St	APPARENT NON-HOA PROPERTY
6510	7332 W Corrine Dr	APPARENT NON-HOA PROPERTY
71146	406 E Marco Polo Rd	APPARENT NON-HOA PROPERTY
71410	145 Sable Trace Trl	APPARENT NON-HOA PROPERTY
71503	18431 N 55th Ln	APPARENT NON-HOA PROPERTY
71620	18430 N 56th Ave	APPARENT NON-HOA PROPERTY
71636	134 Red Coral Dr	APPARENT NON-HOA PROPERTY
71637	8643 White River Dr	APPARENT NON-HOA PROPERTY
71688	7878 Sea Horn Ct	APPARENT NON-HOA PROPERTY
71832	7462 Puritan Ave	APPARENT NON-HOA PROPERTY
71856	7302 W Dahlia Dr	APPARENT NON-HOA PROPERTY
71879	7864 W Market St	APPARENT NON-HOA PROPERTY
72016	6407 W Christy Dr	APPARENT NON-HOA PROPERTY
72019	206 E Camino Estrella	APPARENT NON-HOA PROPERTY

Page | 14

72020	714 E Appaloosa Rd	APPARENT NON-HOA PROPERTY
72275	598 S Terrace Rd	APPARENT NON-HOA PROPERTY
72538	1341 Monte Lake Dr	APPARENT NON-HOA PROPERTY
72579	1543 Armende Cir	APPARENT NON-HOA PROPERTY
72800	3034 W Melinda Ln	APPARENT NON-HOA PROPERTY
72819	421 E Encinas Ave	APPARENT NON-HOA PROPERTY
73245	6712 Rancho Santa Fe Dr	APPARENT NON-HOA PROPERTY
73275	1605 Fig Palm Ct	APPARENT NON-HOA PROPERTY
73519	4131 W Mariposa Grande	APPARENT NON-HOA PROPERTY
73835	265 Prairie Rose St	APPARENT NON-HOA PROPERTY
73836	521 Calypso Dr	APPARENT NON-HOA PROPERTY
73853	6750 W Cholla St	APPARENT NON-HOA PROPERTY
73954	6308 W Ivanhoe St	APPARENT NON-HOA PROPERTY
74285	18417 N 55th Dr	APPARENT NON-HOA PROPERTY
74542	11214 W Barbara Ave	APPARENT NON-HOA PROPERTY
74648	2276 Crowley Way	APPARENT NON-HOA PROPERTY
74673	4956 W Libby St	APPARENT NON-HOA PROPERTY
74750	4712 W Bluefield Ave	APPARENT NON-HOA PROPERTY
85005	8943 W Fullam St	APPARENT NON-HOA PROPERTY
85148	814 E Scott Ave	APPARENT NON-HOA PROPERTY
85500	1412 Holleman Dr	APPARENT NON-HOA PROPERTY
85549	332 W Wescott Dr	APPARENT NON-HOA PROPERTY
85777	15616 W Magnolia St	APPARENT NON-HOA PROPERTY
85823	8333 W Ocotillo Rd	APPARENT NON-HOA PROPERTY
85870	1876 N Hamilton Pl	APPARENT NON-HOA PROPERTY
85948	5944 W Manzanita Dr	APPARENT NON-HOA PROPERTY
86059	15239 N 65th Ave	APPARENT NON-HOA PROPERTY
86407	2942 Talladega Dr	APPARENT NON-HOA PROPERTY
86459	1430 Broad Arrow Dr	APPARENT NON-HOA PROPERTY
86614	307 W Nopal Pl	APPARENT NON-HOA PROPERTY
86661	5031 Vista del Rio Way	APPARENT NON-HOA PROPERTY
86663	2107 Hollow Oak Ave	APPARENT NON-HOA PROPERTY
86810	1581 Avenida Fiesta	APPARENT NON-HOA PROPERTY
86918	1232 E Utopia Rd	APPARENT NON-HOA PROPERTY
86940	2104 E Boston St	APPARENT NON-HOA PROPERTY
87332	6559 Tulip Garden Dr	APPARENT NON-HOA PROPERTY
87596	728 E Stottler Pl	APPARENT NON-HOA PROPERTY
87881	2300 E Chicago St	APPARENT NON-HOA PROPERTY
87959	8642 W Alvarado Rd	APPARENT NON-HOA PROPERTY
88091	6901 Cloudy Ridge Ct	APPARENT NON-HOA PROPERTY
88214	2073 Maple Springs St	APPARENT NON-HOA PROPERTY

Page | 15

88284	5900 Wood Petal St	APPARENT NON-HOA PROPERTY
88392	431 E San Pedro Ave	APPARENT NON-HOA PROPERTY
88490	494 N Danyell Dr	APPARENT NON-HOA PROPERTY
88493	6082 Apple Orchard Dr	APPARENT NON-HOA PROPERTY
88730	6308 W Shangri La Rd	APPARENT NON-HOA PROPERTY
88737	11311 N 81st Ave	APPARENT NON-HOA PROPERTY
88809	9660 Mesa Ridge Ct	APPARENT NON-HOA PROPERTY
89030	10609 W Sands Dr	APPARENT NON-HOA PROPERTY
89044	3818 Rose Canyon Dr	APPARENT NON-HOA PROPERTY
89064	4050 E Arbor Ave	APPARENT NON-HOA PROPERTY
90000019	5584 W Mercer Ln	APPARENT NON-HOA PROPERTY
90000031	1742 E Park St	APPARENT NON-HOA PROPERTY
90000048	13013 N 127th Ln	APPARENT NON-HOA PROPERTY
90000134	11485 Viking St	APPARENT NON-HOA PROPERTY
90000145	3352 Bluestone Ave	APPARENT NON-HOA PROPERTY
90000190	135 San Blas Ave	APPARENT NON-HOA PROPERTY
90000285	2941 College Park Dr	APPARENT NON-HOA PROPERTY
90000353	1425 Garden Gate Pl	APPARENT NON-HOA PROPERTY
90000363	5913 Mansion St	APPARENT NON-HOA PROPERTY
90000370	5209 Gem Lake Ct	APPARENT NON-HOA PROPERTY
90000381	2102 Maple Springs St	APPARENT NON-HOA PROPERTY
90000389	6126 Wild Berry Dr	APPARENT NON-HOA PROPERTY
90000391	6540 Lombard Dr	APPARENT NON-HOA PROPERTY
90000393	8544 Lost Gold Ave	APPARENT NON-HOA PROPERTY
90000405	429 Opal Dr	APPARENT NON-HOA PROPERTY
90000413	2409 Grand Prize Ave	APPARENT NON-HOA PROPERTY
90000440	717 Heritage Point Dr	APPARENT NON-HOA PROPERTY
90000521	1237 Sioux Ct	APPARENT NON-HOA PROPERTY
90000590	430 Hidden Brook Ct	APPARENT NON-HOA PROPERTY
90000611	6979 Encore Way	APPARENT NON-HOA PROPERTY
90000718	2643 Pinewood Blvd E	APPARENT NON-HOA PROPERTY
90000729	3460 Portsmouth Cir	APPARENT NON-HOA PROPERTY
90000747	5382 Hightower Rd	APPARENT NON-HOA PROPERTY
90000770	8516 W Roma Ave	APPARENT NON-HOA PROPERTY
90000809	29317 Yarrow Dr	APPARENT NON-HOA PROPERTY
90000851	1883 Corbett Rd	APPARENT NON-HOA PROPERTY
90000855	3027 Slippery Rock Ave	APPARENT NON-HOA PROPERTY
90000867	1560 Frances St	APPARENT NON-HOA PROPERTY
90000897	8684 Foley Dr	APPARENT NON-HOA PROPERTY
90000915	2148 Section Dr	APPARENT NON-HOA PROPERTY
90001010	100 Crystal Creek Ln	APPARENT NON-HOA PROPERTY

Page | 16

90001147	1702 Orchard Valley Dr	APPARENT NON-HOA PROPERTY
90001165	5401 Goldbrush St	APPARENT NON-HOA PROPERTY
90001168	5632 Twilight Chase St	APPARENT NON-HOA PROPERTY
90001180	2308 Godbey Ct	APPARENT NON-HOA PROPERTY
90001185	1893 Ghost Trace Ave	APPARENT NON-HOA PROPERTY
90001193	6620 Trout Peak Way	APPARENT NON-HOA PROPERTY
90001194	3817 Iverson Ln	APPARENT NON-HOA PROPERTY
90001198	4527 Monitor Way	APPARENT NON-HOA PROPERTY
90001234	6157 N 87th Ln	APPARENT NON-HOA PROPERTY
90001254	2701 N 88th Dr	APPARENT NON-HOA PROPERTY
90001273	933 E Wahalla Ln	APPARENT NON-HOA PROPERTY
90001418	3120 Jon Jon Ct	APPARENT NON-HOA PROPERTY
90001734	3927 Barker Way	APPARENT NON-HOA PROPERTY
90223	7912 W Colter St	APPARENT NON-HOA PROPERTY
90235	4261 Riverstone Ave	APPARENT NON-HOA PROPERTY
90280	5134 Wyoming Ave	APPARENT NON-HOA PROPERTY
90425	7450 Easingwold Dr	APPARENT NON-HOA PROPERTY
90427	12901 N 127th Ln	APPARENT NON-HOA PROPERTY
90446	11309 N 82nd Dr	APPARENT NON-HOA PROPERTY
90563	5317 Maverick St	APPARENT NON-HOA PROPERTY
90576	1732 Pacific Terrace Dr	APPARENT NON-HOA PROPERTY
90702	12317 W Rosewood Dr	APPARENT NON-HOA PROPERTY
90821	3041 W Salter Dr	APPARENT NON-HOA PROPERTY
90903	11513 W Corrine Dr	APPARENT NON-HOA PROPERTY
90904	18404 N 55th Dr	APPARENT NON-HOA PROPERTY
90905	305 E Gardenia Dr	APPARENT NON-HOA PROPERTY
91028	4214 E Saltsage Dr	APPARENT NON-HOA PROPERTY
91282	8627 W Townley Ave	APPARENT NON-HOA PROPERTY
91392	8860 N 114th Dr	APPARENT NON-HOA PROPERTY
91399	6003 W Manzanita Dr	APPARENT NON-HOA PROPERTY
91459	3308 Oeste Vista St	APPARENT NON-HOA PROPERTY
91543	2575 S 159th Ave	APPARENT NON-HOA PROPERTY
91585	3022 N Doral	APPARENT NON-HOA PROPERTY
91671	3711 Vidalia Ave	APPARENT NON-HOA PROPERTY
9170	1563 Tangerine Rose Dr	APPARENT NON-HOA PROPERTY
92286	3636 Sable Palm St	APPARENT NON-HOA PROPERTY
92343	10870 W Royal Palm Rd	APPARENT NON-HOA PROPERTY
92402	7096 Pacific Coast St	APPARENT NON-HOA PROPERTY
92471	5349 Greta Garbo St	APPARENT NON-HOA PROPERTY
92654	413 Opal Dr	APPARENT NON-HOA PROPERTY
93152	8003 W Larkspur Dr	APPARENT NON-HOA PROPERTY

Page | 17

93397	14434 N 46th Pl	APPARENT NON-HOA PROPERTY
93612	6926 W Charter Oak Rd	APPARENT NON-HOA PROPERTY
93627	541 E San Pedro Ave	APPARENT NON-HOA PROPERTY
94512	2321 Hollow Oak Ave	APPARENT NON-HOA PROPERTY
94575	10521 W Robin Ln	APPARENT NON-HOA PROPERTY
94665	1118 Buccaneer Blvd	APPARENT NON-HOA PROPERTY
94853	211 Seacrest Blvd	APPARENT NON-HOA PROPERTY
95009	7437 Wandering St	APPARENT NON-HOA PROPERTY
95356	327 Yarnell Dr	APPARENT NON-HOA PROPERTY
95681	2306 Lyncrest Ct	APPARENT NON-HOA PROPERTY
95808	321 N Fresno St	APPARENT NON-HOA PROPERTY
96116	1032 Springcreek Dr	APPARENT NON-HOA PROPERTY
96127	15024 SW 144th Pl	APPARENT NON-HOA PROPERTY
96463	1790 Wendover St	APPARENT NON-HOA PROPERTY
96485	1142 Hampshire Ln	APPARENT NON-HOA PROPERTY
96840	10076 Sutton Ridge Ln	APPARENT NON-HOA PROPERTY
96983	8357 Shady Elm Dr	APPARENT NON-HOA PROPERTY
96996	1938 Panther Pl	APPARENT NON-HOA PROPERTY
97143	3312 Bent Creek Dr	APPARENT NON-HOA PROPERTY
97161	9256 Speerberry Cir	APPARENT NON-HOA PROPERTY
97170	4832 Ashcroft Dr	APPARENT NON-HOA PROPERTY
97222	1108 Adcox Ct	APPARENT NON-HOA PROPERTY
97230	4001 Herblinda Ln	APPARENT NON-HOA PROPERTY
97245	396 Merrill Meadows Pt	APPARENT NON-HOA PROPERTY
97256	6433 Home Run Dr	APPARENT NON-HOA PROPERTY
9731	4812 Pierce Arrow Dr	APPARENT NON-HOA PROPERTY
97314	2064 Milbrey St	APPARENT NON-HOA PROPERTY
97330	58 Windbluff Ct	APPARENT NON-HOA PROPERTY
97391	1108 Red Fern Cir W	APPARENT NON-HOA PROPERTY
97393	390 Lewis Fairway Cir	APPARENT NON-HOA PROPERTY
97437	2957 Salado Trl	APPARENT NON-HOA PROPERTY
97502	6569 Ferncrest Dr	APPARENT NON-HOA PROPERTY
97792	1005 Miles Ave	APPARENT NON-HOA PROPERTY
97823	1412 Albon Cv	APPARENT NON-HOA PROPERTY
97825	7980 Abington Woods Ave	APPARENT NON-HOA PROPERTY
98003	4560 Wood Fox Cv	APPARENT NON-HOA PROPERTY
98025	1109 Red Fern Cir E	APPARENT NON-HOA PROPERTY
98078	5841 Rio Mariel Dr	APPARENT NON-HOA PROPERTY
98099	2508 Mendocino Way	APPARENT NON-HOA PROPERTY
98210	4108 Persimmon Hill Cv	APPARENT NON-HOA PROPERTY
98272	3220 Royal Crest Dr	APPARENT NON-HOA PROPERTY

Page | 18

98315	1560 Camarillo Dr	APPARENT NON-HOA PROPERTY
98403	4999 Winberry Cv S	APPARENT NON-HOA PROPERTY
98519	3908 Camryn Holly St	APPARENT NON-HOA PROPERTY
98572	4216 Herblinda Ln	APPARENT NON-HOA PROPERTY
98941	5421 Ash Meadows Way	APPARENT NON-HOA PROPERTY
98954	6338 Peach Orchard Rd	APPARENT NON-HOA PROPERTY
99014	517 Rancho del Mar Way	APPARENT NON-HOA PROPERTY
99143	1870 Gilden St	APPARENT NON-HOA PROPERTY
99317	952 Bending Pine Ln	APPARENT NON-HOA PROPERTY
99382	4465 Timberwood Dr	APPARENT NON-HOA PROPERTY
99522	1821 La Villa Dr	APPARENT NON-HOA PROPERTY
99609	2125 Kiwi Trl	APPARENT NON-HOA PROPERTY
99632	913 Beechwood Dr	APPARENT NON-HOA PROPERTY
99633	1615 Brookleaf Dr	APPARENT NON-HOA PROPERTY
99703	7556 Frontier Ranch Ln	APPARENT NON-HOA PROPERTY
99829	5120 Camino del Santo Pkwy	APPARENT NON-HOA PROPERTY
234302	386 Meigs Dr	APPARENT NON-HOA PROPERTY
236173	929 Coolidge Ct	APPARENT NON-HOA PROPERTY
237617	2024 Abingdon Dr	APPARENT NON-HOA PROPERTY
247915	8375 Olivia Ln	APPARENT NON-HOA PROPERTY
248213	9010 Lomond Dr	APPARENT NON-HOA PROPERTY
248237	829 Unger Ave	APPARENT NON-HOA PROPERTY
259962	3520 SE 5th Ave	APPARENT NON-HOA PROPERTY
260192	1519 SW 20th Ave	APPARENT NON-HOA PROPERTY
260384	308 Timber Creek Dr	APPARENT NON-HOA PROPERTY
260891	1715 SE 3rd St	APPARENT NON-HOA PROPERTY
273667	5672 Centeridge Dr	APPARENT NON-HOA PROPERTY
276919	4870 Duck River Rd	APPARENT NON-HOA PROPERTY
277670	40 Center Oak Dr	APPARENT NON-HOA PROPERTY
277951	4119 Spring Way Cir	APPARENT NON-HOA PROPERTY
169631	9225 SW 18th St	APPARENT NON-HOA PROPERTY
171623	306 La Mancha Ave	APPARENT NON-HOA PROPERTY
57158	8986 NW 144th Ter	APPARENT NON-HOA PROPERTY

Page | 19